Impairment, Net of Reversal of Impairment of Investments and Assets - Summary of Impairment, Net of Reversal of Impairment of Investments and Assets (Parenthetical) (Detail)
R in Millions, $ in Millions
		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)
Disclosures of impairment of investments and assets [line items]
Investments		$ (62.3)	$ 9.6	$ 36.9
Impairment loss recognised on drilling cost		11.7	0.2	411.7
Impairment loss recognised		11.7
Impairment amounts disclosed relate to a specific impairment for South Deep Goodwill		0.0	0.0	71.7
Damang [member]
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised on drilling cost		$ 9.8	0.0	0.0
Lepanto Consolidated Mining Company [member]
Disclosures of impairment of investments and assets [line items]
Interest on Joint Venture		60.00%
FSE [member]
Disclosures of impairment of investments and assets [line items]
Investments	[1]	$ (62.3)	$ 9.6	$ 36.9
FSE [member] | Lepanto Consolidated Mining Company [member]
Disclosures of impairment of investments and assets [line items]
Interest on Joint Venture		60.00%	60.00%	60.00%	60.00%
South Deep Mine [member]
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised		$ 0.0	$ 0.0	$ 481.5	R 6,470.9
Other impaired assets [member] | South Deep Mine [member]
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised on drilling cost		0.0	0.0	409.8	5,507.0
Goodwill [member] | South Deep Mine [member]
Disclosures of impairment of investments and assets [line items]
Impairment amounts disclosed relate to a specific impairment for South Deep Goodwill				71.7	R 963.9
Other Property Plant and Equipment [Member]
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised	[2]	11.7	0.2	1.9
Other Property Plant and Equipment [Member] | Redundant Assets In Peru [member]
Disclosures of impairment of investments and assets [line items]
Redundant assets in peru		$ 1.9	$ 0.2	$ 1.9

[1]	Following the identification of impairment indicators during 2018 and 2019, FSE was valued at its recoverable amount which resulted in a net impairment of US$36.9 million and US$9.6 million, respectively. During 2020, FSE’s recoverable amount was determined to be higher than the carrying value due to an increase in commodity prices that resulted in an increase in Lepanto Consolidated Mining Company’s share price and a net reversal of US$62.3 million was recorded. The net reversal is limited to previous impairments recognised. The recoverable amount was based on the fair value less cost of disposal (“FVLCOD”) of the investment (level 2 in the fair value hierarchy). The FVLCOD was indirectly derived from the market value of Lepanto Consolidated Mining Company, being the 60% shareholder of FSE. The impairment/reversal of impairment is included in the “Corporate and other” segment.
[2]	The US$11.7 million in 2020 comprise US$9.8 million (2019: US$nil and 2018: US$nil) impairment of drilling costs at Damang (based on technical and economic parameters of various studies, all assets related to the Amoanda-Tomento corridor were impaired) and US$1.9 million (2019: US$0.2 million and 2018: US$1.9 million) impairment of redundant assets in Peru.